PRINCIPAL ACCOUNTING POLICIES - Net sales and long-lived assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 42,000	¥ 31,000	¥ 92,256,302	$ 12,639,061	¥ 118,678,591	¥ 83,127,296
Total long-lived assets			45,249,247		42,009,617
Inside China (including Hong Kong and Taiwan)
PRINCIPAL ACCOUNTING POLICIES
Total revenues			31,212,181		45,418,257	34,839,410
Total long-lived assets			37,437,289		33,078,599
The Americas
PRINCIPAL ACCOUNTING POLICIES
Total revenues			22,535,516		21,640,478	11,704,413
Total long-lived assets			1,011,787		802,031
Europe
PRINCIPAL ACCOUNTING POLICIES
Total revenues			13,624,895		21,731,240	19,637,777
Asia Pacific
PRINCIPAL ACCOUNTING POLICIES
Total revenues			1,771,391		19,431,642	11,274,447
Total long-lived assets			6,799,419		8,128,375
Rest of the world
PRINCIPAL ACCOUNTING POLICIES
Total revenues			23,112,319		10,456,974	¥ 5,671,249
Total long-lived assets			¥ 752		¥ 612